Subsequent Events (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Jul. 18, 2012	Jun. 28, 2012 Preferred Stock [Member]	Jun. 28, 2012 Preferred Stock, Class 5 [Member]	Jun. 28, 2012 Preferred Stock, Class 11 [Member]	Jun. 28, 2012 Common Stock [Member]
Stock Acquisition Rights:
Aggregate amount of shares of MUFG issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS under stock acquisition rights	8,373,600
Exercise price of stock acquisition rights issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS	¥ 1
Stock acquisition right issued for directors executive officers and corporate auditors of company and subsidiaries, Maximum exercisable period	Jul. 17, 2042
Common stock cash dividends per share approved					¥ 6.00
Common stock cash dividends approved					¥ 84,927
Preferred stock cash dividends approved, value		¥ 8,970
Preferred stock cash dividends per share approved			¥ 57.50	¥ 2.65